Shareholder Report, Holdings (Details) - C000196754	Oct. 31, 2025
595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
466313103 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
40434L105 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
42824C109 | Hewlett Packard Enterprise Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
256677105 | Dollar General Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
876030107 | Tapestry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Israel
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
United States
Holdings [Line Items]
Percent of Net Asset Value	68.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Communications03831W108
Holdings [Line Items]
Percent of Total Investments	100.00%